PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,661,321	$ 385,855	¥ 1,372,481	¥ 2,710,349
Prepaid expenses and other current assets	2,147,500	311,361	2,049,911
Total current assets	7,052,276	1,022,486	5,324,123
Non-current assets:
Total non-current assets	19,896,129	2,884,667	17,770,916
Total assets	26,948,405	3,907,153	23,095,039
Current liabilities:
Accrued expenses and other payables	2,410,479	349,487	2,298,089
Total current liabilities	6,332,085	918,066	5,179,995
Non-current liabilities:
Convertible promissory notes	5,859,259	849,513	4,266,951
Total non-current liabilities	13,634,464	1,976,812	10,314,043
Total liabilities	19,966,549	2,894,878	15,494,038
Shareholders' equity:
Additional paid-in capital	15,239,926	2,209,582	15,198,055
Accumulated other comprehensive (loss) income	11,022	1,598	(90,443)
Accumulated deficit	(8,369,868)	(1,213,517)	(7,590,382)
Treasury stock	(349,523)	(50,676)	(349,523)
Total shareholders' equity	6,609,613	958,305	7,242,229
Total liabilities and shareholders' equity	26,948,405	3,907,153	23,095,039
Parent Company
Current assets:
Cash and cash equivalents	7,661	1,111	100,019
Prepaid expenses and other current assets	99,962	14,493	93,546
Amounts due from subsidiaries	12,399,253	1,797,722	9,844,114
Total current assets	12,506,876	1,813,326	10,037,679
Non-current assets:
Investments in subsidiaries	1,484,730	215,266	2,333,998
Total non-current assets	1,484,730	215,266	2,333,998
Total assets	13,991,606	2,028,592	12,371,677
Current liabilities:
Accrued expenses and other payables	88,225	12,791	54,893
Account payables	56	8	51
Convertible promissory notes	537,778	77,970
Amount due to related parties			765
Amounts due to subsidiaries	896,675	130,005	806,788
Total current liabilities	1,522,734	220,774	862,497
Non-current liabilities:
Total non-current liabilities	5,859,259	849,513	4,266,951
Total liabilities	7,381,993	1,070,287	5,129,448
Shareholders' equity:
Additional paid-in capital	15,239,926	2,209,582	15,198,055
Accumulated other comprehensive (loss) income	11,022	1,598	(90,443)
Accumulated deficit	(8,291,872)	(1,202,208)	(7,515,920)
Treasury stock	(349,523)	(50,676)	(349,523)
Total shareholders' equity	6,609,613	958,305	7,242,229
Total liabilities and shareholders' equity	13,991,606	2,028,592	12,371,677
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	56	8	56
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	56	8	56
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	4	1	4
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	4	1	4
Class C Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares